Note 3 - Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of Disaggregation of Revenue from Contracts with Customers

The following table presents revenue disaggregated by type (in thousands):

	Year Ended December 31,
	2023	2024	2025
Advertising	$230,980	$290,723	$396,040
Query	162,168	188,997	216,832
Other revenue	3,679	927	1,953
Total revenue	$396,827	$480,648	$614,825

The table below presents revenue by country based on the location of the contracting customer. This may not be indicative of the geographic distribution of revenue-generating activities, as users of Opera’s products and services are located worldwide. In financial statements of prior periods, revenue was attributed based on the location of the customer’s ultimate parent. Comparative information has been reclassified to conform to the current presentation (in thousands):

	Year Ended December 31,
	2023	2024	2025
Ireland	$163,048	$184,875	$211,665
Singapore	61,112	65,133	85,024
United States	34,628	62,714	77,953
Other locations	138,040	167,925	240,183
Total revenue	$396,827	$480,648	$614,825

Revenue from one customer of query and advertising services amounted to more than ten percent of total revenue, as shown below (in thousands):

	Year Ended December 31,
	2023	2024	2025
Customer group 1	$168,428	$193,294	$204,683

Disclosure of Transaction Price Allocated to Remaining Performance Obligations	The following table shows the amounts of remaining performance obligations under fixed-price long-term contracts, and the expected timing for recognition of revenue relative to the end of the reporting period (in thousands):

	As of December 31,
	2024	2025
In the first year	$10,273	$30,693
In the second year	10,068	10,000
In the third year	10,000	10,000
In the fourth year	10,000	2,500
In the fifth year	2,500	—
Total remaining performance obligations	$42,841	$53,193

Disclosure of Deferred Revenue

Deferred revenue represents short-term advances from customers where the performance obligations are due to be fully satisfied during the next reporting period. The table below shows the movements in the balance of deferred revenue (in thousands):

	Year Ended December 31,
	2024	2025
Deferred revenue as of January 1	$10,272	$5,441
Deferred during the year	5,441	4,499
Recognized as revenue during the year	(10,272)	(5,441)
Deferred revenue as of December 31	$5,441	$4,499